RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

19.                               RESTRICTED NET ASSETS

Under the PRC laws and regulations, distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, and the PRC entities are restricted from transferring a portion of their net assets to the Company.  Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC entities. The balance of restricted net assets was $34,114 as of December 31, 2013.